COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of lease cost	During the year ended December 31, 2022, the Company recognized the following lease costs arising from the lease transaction:

Year Ended December 31, 2022
Operating lease cost	$340,146

Summary of cash flow transactions arising from the lease transaction
The Company recognized the following cash flow transactions arising from the lease transaction:

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liability	$361,324
Right-of-use assets obtained in exchange for new operating lease liability	$934,583

Summary of future payments and interest expense for the operating lease
At December 31, 2022, the future payments and interest expense for the operating lease is as follows:

Years Ending December 31,	Future Payments
2023	$372,214
2024	383,383

Total undiscounted cash flows	$755,597
Less: imputed interest	(38,640)

Present value of lease liabilities	$716,957

Summary of future minimum payments for the operating leases	At December 31, 2021, the future minimum payments for the operating leases were as follows:

Years Ending December 31,	Future Minimum Payments
2022	$361,324
2023	372,214
2024	383,383

Total	$1,116,921